iShares®
iShares Trust
Supplement dated June 1, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, each dated December 1,
2021 and Statement of Additional Information (the “SAI”),
dated December 1, 2021 (as revised December 20, 2021),
for the iShares MSCI Global Multifactor ETF (ACWF) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.
The following changes for the Fund will be effective on or around June 1, 2022.
Change in the Fund’s “Principal Investment Strategies”
The third paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for the Fund is deleted in its entirety and replaced with the following:
The Underlying Index consisted of securities from approximately 729 companies from 40 countries or regions as of May 17, 2022. As of May 17, 2022, a significant portion of the Underlying Index is represented by securities of companies in the information technology industry or sector. The components of the Underlying Index are likely to change over time. The Underlying Index is rebalanced on a quarterly basis, usually as of the close of the last business day of February, May, August and November, coinciding with the regular Index Reviews (Semi-Annual Index Reviews in May and November and Quarterly Index Reviews in February and August) of the MSCI Global Investable Market Indexes.
Change in the Fund’s Principal Risks and Other Risks
The paragraphs “Consumer Discretionary Sector Risk” and “Mid‑Capitalization Companies Risk” are deleted from the sections of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” and “A Further Discussion of Principal Risks.”
The following is added to the section of the Fund’s Prospectus entitled “A Further Discussion of Other Risks.”
Consumer Discretionary Sector Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.
Consumer Staples Sector Risk. Companies in the consumer staples sector may be affected by the regulation of various product components and production methods, marketing campaigns and changes in the global economy, consumer spending and consumer demand. Tobacco companies, in particular, may be adversely affected by new laws, regulations and litigation. Companies in the consumer staples sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. These companies may be subject to severe competition, which may have an adverse impact on their profitability.
Mid‑Capitalization Companies Risk. Stock prices of mid‑capitalization companies may be more volatile than those of large-capitalization companies and, therefore, the Fund’s share price may be more volatile than those of funds that invest a larger percentage of their assets in stocks issued by large-capitalization companies. Stock prices of mid‑capitalization companies are also more vulnerable than those of large-capitalization companies to adverse business or economic developments, and the stocks of mid‑capitalization companies may be less liquid than those of large-capitalization companies, making it difficult for the Fund to buy and sell shares of mid‑capitalization companies. In addition, mid‑capitalization companies generally have less diverse product lines than large-capitalization companies and are more susceptible to adverse developments related to their products.
Change in the Fund’s “Construction and Maintenance of the Underlying Indexes”
The paragraph entitled “Index Methodology” in the section entitled “MSCI ACWI Diversified Multiple-Factor Index” on page 47 of the SAI is deleted in its entirety and replaced with the following:
Index Methodology. The methodology uses a composite alpha score (by equal weighting the four style factor scores) as an input to the optimizer. At each rebalance, the optimizer aims to maximize overall exposure to the four style factors, which have historically outperformed the broad market, via the composite alpha and maintain a level of forecast risk similar to that of the parent index, while also limiting turnover and extreme exposures to sectors/countries/component weights/non‑target style factors. The optimizer selects securities from the parent index and assigns weights such that the optimization objective and constraints are best satisfied.
The index is rebalanced on a quarterly basis, usually as of the close of the last business day of February, May, August and November, coinciding with the regular Index Reviews (Semi-Annual Index Reviews in May and November and Quarterly Index Reviews in February and August) of the MSCI Global Investable Market Indexes.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS‑A‑ACWF‑0622

PLEASE RETAIN THIS SUPPLEMENT
FOR FUTURE REFERENCE

iShares®
iShares Trust
Supplement dated June 1, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, each dated December 1,
2021 and Statement of Additional Information (the “SAI”),
dated December 1, 2021 (as revised June 1, 2022),
for the iShares MSCI Intl Small‑Cap Multifactor ETF (ISCF) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.
The following changes for the Fund will be effective on or around June 1, 2022.
Change in the Fund’s “Principal Investment Strategies”
The third paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for the Fund is deleted in its entirety and replaced with the following:
As of May 17, 2022, the Underlying Index consisted of securities from approximately 689 companies from the following countries or regions: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, Norway, Singapore, Spain, Sweden, Switzerland and the United Kingdom (the “U.K.”). As of May 17, 2022, a significant portion of the Underlying Index is represented by securities of companies in the industrials industry or sector. The components of the Underlying Index are likely to change over time. The Underlying Index is rebalanced on a quarterly basis, usually as of the close of the last business day of February, May, August and November, coinciding with the regular Index Reviews (Semi-Annual Index Reviews in May and November and Quarterly Index Reviews in February and August) of the MSCI Global Investable Market Indexes.
Change in the Fund’s Principal Risks and Other Risks
The paragraphs “Consumer Discretionary Sector Risk” are deleted from the sections of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” and “A Further Discussion of Principal Risks.”

The following is added to the section of the Fund’s Prospectus entitled “A Further Discussion of Other Risks.”
Consumer Discretionary Sector Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability
Energy Sector Risk. The success of companies in the energy sector may be cyclical and highly dependent on energy prices. The market value of securities issued by companies in the energy sector may decline for the following reasons, among others: changes in the levels and volatility of global energy prices, energy supply and demand, and capital expenditures on exploration and production of energy sources; exchange rates, interest rates, economic conditions, and tax treatment; and energy conservation efforts, increased competition and technological advances. Companies in this sector may be subject to substantial government regulation and contractual fixed pricing, which may increase the cost of doing business and limit the earnings of these companies. A significant portion of the revenues of these companies may depend on a relatively small number of customers, including governmental entities and utilities. As a result, governmental budget constraints may have a material adverse effect on the stock prices of companies in this sector. Energy companies may also operate in, or engage in transactions involving, countries with less developed regulatory regimes or a history of expropriation, nationalization or other adverse policies. Energy companies also face a significant risk of liability from accidents resulting in injury or loss of life or property, pollution or other environmental problems, equipment malfunctions or mishandling of materials and a risk of loss from terrorism, cyber incident, political strife or natural disasters. Any such event could have serious consequences for the general population of the affected area and could have an adverse impact on the Fund’s portfolio and the performance of the Fund. Energy companies can be significantly affected by the supply of, and demand for, specific products (e.g., oil and natural gas) and services, exploration and production spending, government subsidization, world events and general economic conditions. In the context of the COVID‑19 outbreak and disputes among oil‑producing countries regarding potential limits on the production of crude oil, the energy sector has recently experienced increased volatility. In particular, significant market volatility in the crude oil markets as well as the oil futures markets resulted in the market price of the front month WTI crude oil futures contracts falling below zero for a period of time. Energy companies may have relatively high levels of debt and may be more likely than other companies to restructure their businesses if there are downturns in energy markets or in the global economy.
Mid‑Capitalization Companies Risk. Stock prices of mid‑capitalization companies may be more volatile than those of large-capitalization companies and, therefore, the Fund’s share price may be more volatile than those of funds that invest a larger percentage of their assets in stocks issued by large-capitalization companies. Stock prices of mid‑capitalization companies are also more vulnerable than those of large-capitalization companies to adverse business or economic developments, and the stocks of mid‑capitalization companies may be less liquid than those of large-capitalization companies, making it difficult for the Fund to buy and sell shares of mid‑capitalization companies. In addition, mid‑capitalization companies generally have less diverse product lines than large-capitalization companies and are more susceptible to adverse developments related to their products.
Change in the Fund’s “Construction and Maintenance of the Underlying Indexes”
The section “Index Methodology” in the section entitled “MSCI World ex USA Small Cap Diversified Multiple-Factor Index” on page 44 of the SAI is deleted in its entirety and replaced with the following:
Index Methodology. The methodology uses a composite alpha score (by equal weighting the four style factor scores) as an input to the optimizer. At each rebalance, the optimizer aims to maximize overall exposure to the four style factors, which have historically outperformed the broad market, via the composite alpha and maintain a level of forecast risk similar to that of the parent index, while also limiting turnover and extreme exposures to sectors/countries/component weights/non‑target style factors. The optimizer selects securities from the parent index and assigns weights such that the optimization objective and constraints are best satisfied.

The Index is rebalanced on a quarterly basis, usually as of the close of the last business day of February, May, August and November, coinciding with the regular Index Reviews (Semi-Annual Index Reviews in May and November and Quarterly Index Reviews in February and August) of the MSCI Global Investable Market Indexes.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS‑A‑ISCF‑0622

PLEASE RETAIN THIS SUPPLEMENT
FOR FUTURE REFERENCE

iShares®
iShares Trust
Supplement dated June 1, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, each dated December 1,
2021 and Statement of Additional Information (the “SAI”),
dated December 1, 2021 (as revised June 1, 2022),
for the iShares MSCI USA Small‑Cap Multifactor ETF (SMLF) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.
The following changes for the Fund will be effective on or around June 1, 2022.
Change in the Fund’s “Principal Investment Strategies”
The third paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for the Fund is deleted in its entirety and replaced with the following:
As of May 17, 2022, the Underlying Index consisted of securities from approximately 489 companies from the U.S. As of May 17, 2022, a significant portion of the Underlying Index is represented by securities of companies in the healthcare, information technology and financials industries or sectors. The components of the Underlying Index are likely to change over time. The Underlying Index is rebalanced on a quarterly basis, usually as of the close of the last business day of February, May, August and November, coinciding with the regular Index Reviews (Semi-Annual Index Reviews in May and November and Quarterly Index Reviews in February and August) of the MSCI Global Investable Market Indexes.
Change in the Fund’s Principal Risks and Other Risks
The following is added to the section of the Fund’s Summary Prospectus entitled “Summary of Principal Risks.”
Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, and decreased liquidity in credit markets. The extent to which the Fund may invest in a company that engages in securities-related activities or banking is limited by applicable law. The impact of changes in capital requirements and recent or future regulation of any individual financial company, or of the financials sector as a whole, cannot be predicted. In recent years, cyberattacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.
Mid‑Capitalization Companies Risk. Compared to large-capitalization companies, mid‑capitalization companies may be less stable and more susceptible to adverse developments. In addition, the securities of mid‑capitalization companies may be more volatile and less liquid than those of large-capitalization companies.
The following is added to the section of the Fund’s Prospectus entitled “A Further Discussion of Principal Risks.”
Financials Sector Risk. Companies in the financials sector of an economy are subject to extensive governmental regulation and intervention, which may adversely affect the scope of their activities, the prices they can charge, the amount of capital they must maintain and, potentially, their size. The extent to which the Fund may invest in a company that engages in securities-related activities or banking is limited by applicable law. Governmental regulation may change frequently and may have significant adverse consequences for companies in the financials sector, including effects not intended by such regulation. Recently enacted legislation in the U.S. has relaxed capital requirements and other regulatory burdens on certain U.S. banks. While the effect of the legislation may benefit certain companies in the financials sector, increased risk taking by affected banks may also result in greater overall risk in the U.S. and global financials sector. The impact of changes in capital requirements, or recent or future regulation in various countries, on any individual financial company or on the financials sector as a whole cannot be predicted. Certain risks may impact the value of investments in the financials sector more severely than those of investments outside this sector, including the risks associated with companies that operate with substantial financial leverage. Companies in the financials sector may also be adversely affected by increases in interest rates and loan losses, decreases in the availability of money or asset valuations, credit rating downgrades and adverse conditions in other related markets. Insurance companies, in particular, may be subject to severe price competition and/or rate regulation, which may have an adverse impact on their profitability. The financials sector is particularly sensitive to fluctuations in interest rates. The financials sector is also a target for cyberattacks, and may experience technology malfunctions and disruptions. In recent years, cyberattacks and technology malfunctions and failures have become increasingly frequent in this sector and have reportedly caused losses to companies in this sector, which may negatively impact the Fund.
Mid‑Capitalization Companies Risk. Stock prices of mid‑capitalization companies may be more volatile than those of large-capitalization companies and, therefore, the Fund’s share price may be more volatile than those of funds that invest a larger percentage of their assets in stocks issued by large-capitalization companies. Stock prices of mid‑capitalization companies are also more vulnerable than those of large-capitalization companies to adverse business or economic developments, and the stocks of mid‑capitalization companies may be less liquid than those of large-capitalization companies, making it difficult for the Fund to buy and sell shares of mid‑capitalization companies. In addition, mid‑capitalization companies generally have less diverse product lines than large-capitalization companies and are more susceptible to adverse developments related to their products.
The paragraphs “Consumer Discretionary Sector Risk” are deleted from the sections of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” and “A Further Discussion of Principal Risks.”
The following is added to the section of the Fund’s Prospectus entitled “A Further Discussion of Other Risks.”
Consumer Discretionary Sector Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.
Energy Sector Risk. The success of companies in the energy sector may be cyclical and highly dependent on energy prices. The market value of securities issued by companies in the energy sector may decline for the following reasons, among others: changes in the levels and volatility of global energy prices, energy supply and demand, and capital expenditures on exploration and production of energy sources; exchange rates, interest rates, economic conditions, and tax treatment; and energy conservation efforts, increased competition and technological advances. Companies in this sector may be subject to substantial government regulation and contractual fixed pricing, which may increase the cost of doing business and limit the earnings of these companies. A significant portion of the revenues of these companies may depend on a relatively small number of customers, including governmental entities and utilities. As a result, governmental budget constraints may have a material adverse effect on the stock prices of companies in this sector. Energy companies may also operate in, or engage in transactions involving, countries with less developed regulatory regimes or a history of expropriation, nationalization or other adverse policies. Energy companies also face a significant risk of liability from accidents resulting in injury or loss of life or property, pollution or other environmental problems, equipment malfunctions or mishandling of materials and a risk of loss from terrorism, cyber incident, political strife or natural disasters. Any such event could have serious consequences for the general population of the affected area and could have an adverse impact on the Fund’s portfolio and the performance of the Fund. Energy companies can be significantly affected by the supply of, and demand for, specific products (e.g., oil and natural gas) and services, exploration and production spending, government subsidization, world events and general economic conditions. In the context of the COVID‑19 outbreak and disputes among oil‑producing countries regarding potential limits on the production of crude oil, the energy sector has recently experienced increased volatility. In particular, significant market volatility in the crude oil markets as well as the oil futures markets resulted in the market price of the front month WTI crude oil futures contracts falling below zero for a period of time. Energy companies may have relatively high levels of debt and may be more likely than other companies to restructure their businesses if there are downturns in energy markets or in the global economy.
The paragraph “Financials Sector Risk” is deleted from the section Prospectus entitled “A Further Discussion of Other Risks.”
Change in the Fund’s “Construction and Maintenance of the Underlying Indexes”
The paragraph entitled “Index Methodology” in the section entitled “MSCI USA Small Cap Diversified Multiple-Factor Index” on page 41 of the SAI is deleted in its entirety and replaced with the following:
Index Methodology. The methodology uses a composite alpha score (by equal weighting the four style factor scores) as an input to the optimizer. At each rebalance, the optimizer aims to maximize overall exposure to the four style factors, which have historically outperformed the broad market, via the composite alpha and maintain a level of forecast risk similar to that of the parent index, while also limiting turnover and extreme exposures to sectors/countries/component weights/non‑target style factors. The optimizer selects securities from the parent index and assigns weights such that the optimization objective and constraints are best satisfied.
The Index is rebalanced on a quarterly basis, usually as of the close of the last business day of February, May, August and November, coinciding with the regular Index Reviews (Semi-Annual Index Reviews in May and November and Quarterly Index Reviews in February and August) of the MSCI Global Investable Market Indexes.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS‑A‑SMLF‑0622

PLEASE RETAIN THIS SUPPLEMENT
FOR FUTURE REFERENCE

iShares®
iShares Trust
Supplement dated June 1, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, each dated December 1,
2021 and Statement of Additional Information (the “SAI”),
dated December 1, 2021 (as revised June 1, 2022),
for the iShares MSCI USA Mid‑Cap Multifactor ETF (MIDF) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.
The following changes for the Fund will be effective on or around June 1, 2022.
Change in the Fund’s “Principal Investment Strategies”
The third paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for the Fund is deleted in its entirety and replaced with the following:
As of May 17, 2022, the Underlying Index consisted of securities from approximately 91 companies from the U.S. As of May 17, 2022, a significant portion of the Underlying Index is represented by securities of companies in the information technology industry or sector. The components of the Underlying Index are likely to change over time. The Underlying Index is rebalanced on a quarterly basis, usually as of the close of the last business day of February, May, August and November, coinciding with the regular Index Reviews (Semi-Annual Index Reviews in May and November and Quarterly Index Reviews in February and August) of the MSCI Global Investable Market Indexes.
Change in the Fund’s Principal Risks and Other Risks
The following is added to the section of the Fund’s Summary Prospectus entitled “Summary of Principal Risks.”
Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large-capitalization companies has trailed the overall performance of the broader securities markets.

The following is added to the section of the Fund’s Prospectus entitled “A Further Discussion of Principal Risks.”
Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large-capitalization companies has trailed the overall performance of the broader securities markets.
The paragraphs “Consumer Discretionary Sector Risk,” “Industrials Sector Risk” and “Mid‑Capitalization Companies Risk” are deleted from the sections of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks” and “A Further Discussion of Principal Risks.”
The following is added to the section of the Fund’s Prospectus entitled “A Further Discussion of Other Risks.”
Consumer Discretionary Sector Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability
Energy Sector Risk. The success of companies in the energy sector may be cyclical and highly dependent on energy prices. The market value of securities issued by companies in the energy sector may decline for the following reasons, among others: changes in the levels and volatility of global energy prices, energy supply and demand, and capital expenditures on exploration and production of energy sources; exchange rates, interest rates, economic conditions, and tax treatment; and energy conservation efforts, increased competition and technological advances. Companies in this sector may be subject to substantial government regulation and contractual fixed pricing, which may increase the cost of doing business and limit the earnings of these companies. A significant portion of the revenues of these companies may depend on a relatively small number of customers, including governmental entities and utilities. As a result, governmental budget constraints may have a material adverse effect on the stock prices of companies in this sector. Energy companies may also operate in, or engage in transactions involving, countries with less developed regulatory regimes or a history of expropriation, nationalization or other adverse policies. Energy companies also face a significant risk of liability from accidents resulting in injury or loss of life or property, pollution or other environmental problems, equipment malfunctions or mishandling of materials and a risk of loss from terrorism, cyber incident, political strife or natural disasters. Any such event could have serious consequences for the general population of the affected area and could have an adverse impact on the Fund’s portfolio and the performance of the Fund. Energy companies can be significantly affected by the supply of, and demand for, specific products (e.g., oil and natural gas) and services, exploration and production spending, government subsidization, world events and general economic conditions. In the context of the COVID‑19 outbreak and disputes among oil‑producing countries regarding potential limits on the production of crude oil, the energy sector has recently experienced increased volatility. In particular, significant market volatility in the crude oil markets as well as the oil futures markets resulted in the market price of the front month WTI crude oil futures contracts falling below zero for a period of time. Energy companies may have relatively high levels of debt and may be more likely than other companies to restructure their businesses if there are downturns in energy markets or in the global economy.
Industrials Sector Risk. The value of securities issued by companies in the industrials sector may be adversely affected by supply and demand changes related to their specific products or services and industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction. Global events, trade disputes and changes in government regulations, economic conditions and exchange rates may adversely affect the performance of companies in the industrials sector. Companies in the industrials sector may be adversely affected by liability for environmental damage and product liability claims. The industrials sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. Aerospace and defense companies, a component of the industrials sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies, which are typically under pressure from efforts to control government budgets. Transportation stocks, a component of the industrials sector, are cyclical and can be significantly affected by economic changes, fuel prices, labor relations and insurance costs. Transportation companies in certain countries may also be subject to significant government regulation and oversight, which may adversely affect their businesses. Companies in the industrials sector, particularly aerospace and defense companies, may also be adversely affected by government spending policies because companies in this sector tend to rely to a significant extent on government demand for their products and services.
Mid‑Capitalization Companies Risk. Stock prices of mid‑capitalization companies may be more volatile than those of large-capitalization companies and, therefore, the Fund’s share price may be more volatile than those of funds that invest a larger percentage of their assets in stocks issued by large-capitalization companies. Stock prices of mid‑capitalization companies are also more vulnerable than those of large-capitalization companies to adverse business or economic developments, and the stocks of mid‑capitalization companies may be less liquid than those of large-capitalization companies, making it difficult for the Fund to buy and sell shares of mid‑capitalization companies. In addition, mid‑capitalization companies generally have less diverse product lines than large-capitalization companies and are more susceptible to adverse developments related to their products.
Change in the Fund’s “Construction and Maintenance of the Underlying Indexes”
The paragraph entitled “Index Methodology” in the section entitled “MSCI USA Mid Cap Diversified Multiple-Factor Index” on page 39 of the SAI is deleted in its entirety and replaced with the following:
Index Methodology. The methodology uses a composite alpha score (by equal weighting the four style factor scores) as an input to the optimizer. At each rebalance, the optimizer aims to maximize overall exposure to the four style factors, which have historically outperformed the broad market, via the composite alpha and maintain a level of forecast risk similar to that of the parent index, while also limiting turnover and extreme exposures to sectors/countries/component weights/non‑target style factors. The optimizer selects securities from the parent index and assigns weights such that the optimization objective and constraints are best satisfied.

The Underlying Index is rebalanced on a quarterly basis, usually as of the close of the last business day of February, May, August and November, coinciding with the regular Index Reviews (Semi-Annual Index Reviews in May and November and Quarterly Index Reviews in February and August) of the MSCI Global Investable Market Indexes.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS‑A‑MIDF‑0622

PLEASE RETAIN THIS SUPPLEMENT
FOR FUTURE REFERENCE